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C000064985
Account Value [Line Items]
Line Graph and Table Measure Name																									Institutional Class
Accumulated Value		$ 10,000		$ 10,010		$ 9,958		$ 9,725		$ 9,798		$ 9,861		$ 9,950		$ 9,961		$ 10,052		$ 10,146		$ 10,176		$ 10,230			$ 10,310		$ 10,282		$ 10,303		$ 10,305		$ 10,353		$ 10,282		$ 10,189		$ 10,251		$ 10,179		$ 10,206		$ 10,193		$ 10,236		$ 10,257		$ 10,227		$ 10,137		$ 10,179		$ 10,333		$ 10,503		$ 10,510		$ 10,699		$ 10,717		$ 10,874		$ 11,018		$ 11,060		$ 11,301		$ 11,246		$ 11,278		$ 11,285		$ 11,310		$ 11,521		$ 11,648		$ 11,245		$ 11,592		$ 11,839		$ 12,016		$ 12,325		$ 12,324		$ 12,288		$ 12,246		$ 12,530		$ 12,625		$ 12,567		$ 12,439		$ 12,328		$ 12,451		$ 12,501		$ 12,624		$ 12,730		$ 12,723		$ 12,625		$ 12,631		$ 12,657	$ 12,648	$ 12,408	$ 12,235	$ 11,944	$ 11,467	$ 11,473	$ 11,194	$ 11,469	$ 11,206	$ 10,726	$ 10,564	$ 10,956	$ 10,916	$ 11,325	$ 11,051	$ 11,290	$ 11,355	$ 11,242	$ 11,211	$ 11,235	$ 11,170	$ 10,882	$ 10,696	$ 11,208	$ 11,658	$ 11,666	$ 11,512	$ 11,623	$ 11,341	$ 11,552	$ 11,652	$ 11,923	$ 12,118	$ 12,286	$ 11,981	$ 12,125	$ 11,933	$ 12,021	$ 12,275	$ 12,244	$ 12,248	$ 12,195	$ 12,406	$ 12,382	$ 12,544	$ 12,684	$ 12,768	$ 12,828	$ 12,811	$ 12,867	$ 13,063	$ 12,792	$ 12,837	$ 12,886	$ 12,923	$ 12,747	$ 12,794
C000176628
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R6
Accumulated Value		10,000		10,010		9,958		9,726		9,799		9,862		9,952		9,969		10,061		10,155		10,177		10,239			10,321		10,293		10,314		10,309		10,365		10,294		10,194		10,264		10,185		10,220		10,208		10,251		10,273		10,234		10,154		10,188		10,351		10,513		10,528		10,710		10,737		10,885		11,039		11,073		11,314		11,260		11,292		11,300		11,334		11,546		11,665		11,262		11,609		11,866		12,035		12,354		12,344		12,318		12,267		12,552		12,658		12,600		12,472		12,352		12,485		12,527		12,659		12,766		12,760		12,652		12,669		12,695	12,686	12,437	12,273	11,972	11,505	11,511	11,232	11,498	11,236	10,754	10,602	10,995	10,947	11,367	11,092	11,322	11,398	11,286	11,255	11,279	11,205	10,926	10,740	11,254	11,707	11,704	11,550	11,672	11,390	11,592	11,703	11,965	12,161	12,330	12,036	12,169	11,988	12,066	12,321	12,291	12,307	12,254	12,455	12,442	12,606	12,746	12,821	12,892	12,876	12,921	13,118	12,847	12,905	12,954	12,980	12,804	12,864
C000020360
Account Value [Line Items]
Line Graph and Table Measure Name																									Class C with Load
Accumulated Value		10,000		9,994		9,934		9,693		9,758		9,817		9,897		9,899		9,981		10,065		10,077		10,125			10,193		10,164		10,168		10,160		10,203		10,128		10,020		10,073		9,993		10,010		9,987		10,029		10,040		9,993		9,905		9,928		10,074		10,227		10,230		10,398		10,414		10,549		10,688		10,711		10,934		10,872		10,893		10,891		10,908		11,097		11,213		10,814		11,139		11,368		11,518		11,813		11,793		11,757		11,697		11,959		12,041		11,982		11,850		11,725		11,840		11,869		11,975		12,074		12,057		11,944		11,948		11,953	11,936	11,696	11,531	11,237	10,788	10,783	10,510	10,755	10,502	10,042	9,887	10,235	10,184	10,561	10,297	10,509	10,561	10,447	10,418	10,421	10,351	10,074	9,902	10,368	10,771	10,763	10,612	10,705	10,435	10,621	10,704	10,944	11,112	11,264	10,991	11,110	10,941	11,008	11,238	11,207	11,218	11,166	11,357	11,331	11,477	11,601	11,676	11,727	11,709	11,756	11,922	11,682	11,720	11,761	11,792	11,618	11,669
C000020358
Account Value [Line Items]
Line Graph and Table Measure Name																									Class A with Load
Accumulated Value		9,549		9,556		9,505		9,273		9,345		9,404		9,487		9,494		9,579		9,666		9,691		9,740			9,814		9,786		9,803		9,802		9,844		9,775		9,676		9,740		9,662		9,692		9,677		9,715		9,732		9,701		9,613		9,650		9,793		9,952		9,956		10,125		10,147		10,293		10,427		10,456		10,680		10,625		10,653		10,657		10,685		10,883		10,992		10,608		10,933		11,172		11,328		11,624		11,611		11,583		11,532		11,797		11,892		11,834		11,711		11,594		11,716		11,751		11,872		11,969		11,959		11,855		11,866		11,887	11,873	11,638	11,481	11,205	10,754	10,757	10,492	10,748	10,498	10,045	9,891	10,255	10,214	10,595	10,336	10,547	10,614	10,506	10,474	10,494	10,430	10,158	9,982	10,457	10,873	10,869	10,723	10,833	10,567	10,751	10,852	11,092	11,270	11,424	11,147	11,267	11,096	11,165	11,398	11,367	11,378	11,324	11,518	11,492	11,640	11,766	11,841	11,894	11,875	11,923	12,091	11,848	11,887	11,928	11,960	11,783	11,834
C000092792
Account Value [Line Items]
Line Graph and Table Measure Name																									Administrator Class
Accumulated Value		10,000		10,009		9,956		9,721		9,790		9,852		9,940		9,949		10,039		10,131		10,159		10,211			10,290		10,260		10,278		10,279		10,324		10,252		10,149		10,217		10,136		10,168		10,154		10,195		10,214		10,182		10,090		10,130		10,281		10,450		10,454		10,633		10,657		10,803		10,953		10,985		11,223		11,166		11,196		11,201		11,231		11,431		11,557		11,153		11,496		11,740		11,914		12,219		12,215		12,178		12,134		12,414		12,507		12,446		12,317		12,205		12,325		12,373		12,493		12,596		12,587		12,487		12,490		12,513	12,501	12,262	12,088	11,797	11,332	11,335	11,056	11,317	11,054	10,577	10,424	10,809	10,757	11,169	10,896	11,119	11,191	11,078	11,044	11,065	10,999	10,711	10,526	11,027	11,467	11,463	11,319	11,426	11,145	11,350	11,447	11,709	11,887	12,050	11,758	11,886	11,705	11,778	12,025	11,993	12,005	11,949	12,155	12,128	12,284	12,418	12,487	12,554	12,535	12,587	12,765	12,508	12,549	12,594	12,628	12,441	12,496
C000020350
Account Value [Line Items]
Line Graph and Table Measure Name																									Institutional Class
Accumulated Value		10,000		10,012		9,938		9,707		9,708		9,723		9,774		9,763		9,833		9,885		9,873		9,904			9,985		9,930		9,929		9,919		9,954		9,836		9,771		9,844		9,771		9,836		9,846		9,828		9,886		9,814		9,770		9,848		10,035		10,086		10,080		10,254		10,230		10,414		10,502		10,523		10,773		10,722		10,734		10,717		10,681		10,885		11,089		11,196		11,292		11,299		11,324		11,408		11,355		11,370		11,316		11,369		11,402		11,377		11,273		11,160		11,243		11,237		11,271		11,375		11,350		11,274		11,267		11,299	11,242	11,066	10,970	10,644	10,289	10,344	10,211	10,417	10,143	9,728	9,556	9,857	9,798	10,113	9,871	10,076	10,140	10,045	9,949	9,925	9,870	9,619	9,461	9,853	10,217	10,201	10,052	10,123	9,867	10,033	10,146	10,388	10,535	10,661	10,366	10,482	10,319	10,382	10,617	10,616	10,668	10,557	10,719	10,672	10,815	10,913	10,989	11,053	11,038	11,067	11,253	11,047	11,056	11,066	11,098	10,959	11,003
C000020349
Account Value [Line Items]
Line Graph and Table Measure Name																									Class A with Load
Accumulated Value		9,550		9,559		9,485		9,262		9,260		9,271		9,317		9,304		9,368		9,415		9,400		9,427			9,500		9,446		9,442		9,430		9,460		9,345		9,280		9,338		9,266		9,325		9,331		9,312		9,364		9,301		9,248		9,328		9,493		9,547		9,529		9,700		9,675		9,845		9,916		9,933		10,174		10,115		10,123		10,113		10,066		10,264		10,444		10,551		10,639		10,633		10,663		10,729		10,685		10,696		10,633		10,689		10,708		10,690		10,590		10,480		10,546		10,537		10,575		10,669		10,642		10,559		10,548		10,576	10,528	10,351	10,258	9,951	9,625	9,665	9,537	9,736	9,477	9,078	8,914	9,193	9,135	9,426	9,197	9,385	9,443	9,350	9,258	9,234	9,180	8,944	8,794	9,156	9,501	9,483	9,332	9,395	9,155	9,306	9,408	9,629	9,763	9,887	9,611	9,705	9,561	9,607	9,822	9,818	9,864	9,758	9,916	9,860	9,990	10,088	10,145	10,202	10,186	10,220	10,389	10,196	10,191	10,198	10,225	10,095	10,133
C000150669
Account Value [Line Items]
Line Graph and Table Measure Name																									Institutional Class
Accumulated Value		10,000		10,039		10,018		9,939		10,133		10,202		10,399		10,378		10,541		10,647		10,657		10,791			10,803		10,845		10,887		10,896		10,905		10,913		10,796		10,707		10,716		10,695		10,703		10,843		10,888		10,896		10,605		10,549		10,324		10,772		11,054		11,133		11,279		11,049		11,437		11,446		11,454		11,497		11,540		11,722		11,940		11,947		11,669		10,751		11,116		11,481		11,559		11,997		12,146		12,041		12,045		12,450		12,636		12,602		12,568		12,566		12,678		12,679		12,828		12,941		13,055		12,904		12,867		12,792	13,022	12,647	12,579	12,475	11,986	11,960	11,192	11,793	11,530	11,149	11,481	11,697	11,597	12,056	11,875	11,988	12,059	11,971	12,172	12,372	12,406	12,271	12,095	12,599	12,976	13,011	13,045	13,253	13,151	13,271	13,394	13,654	13,781	13,906	13,899	14,027	14,064	14,242	14,327	14,177	14,168	14,394	14,717	14,754	14,886	15,019	15,006	15,091	15,176	15,262	15,295	15,128	15,364	15,449	15,535	15,466	15,655
C000089484
Account Value [Line Items]
Line Graph and Table Measure Name																									Class A with Load
Accumulated Value		9,539		9,573		9,550		9,471		9,653		9,715		9,899		9,876		10,029		10,096		10,132		10,256			10,234		10,301		10,337		10,342		10,317		10,351		10,237		10,150		10,123		10,131		10,135		10,264		10,303		10,308		10,029		9,973		9,756		10,176		10,408		10,511		10,646		10,392		10,755		10,793		10,796		10,801		10,871		11,005		11,240		11,243		10,977		10,077		10,450		10,757		10,860		11,268		11,370		11,302		11,302		11,678		11,849		11,812		11,777		11,772		11,873		11,834		11,970		12,107		12,174		12,029		12,026		11,916	12,163	11,773	11,706	11,605	11,181	11,117	10,398	10,990	10,742	10,347	10,689	10,850	10,790	11,175	11,042	11,105	11,206	11,119	11,303	11,484	11,512	11,344	11,216	11,640	12,026	12,054	12,081	12,230	12,172	12,279	12,389	12,584	12,739	12,850	12,797	12,954	12,984	13,143	13,218	13,076	13,019	13,268	13,518	13,548	13,711	13,785	13,814	13,888	13,962	14,037	14,064	13,906	14,120	14,193	14,221	14,200	14,322
C000020361
Account Value [Line Items]
Line Graph and Table Measure Name																									Institutional Class
Accumulated Value		10,000		10,027		10,024		9,970		9,975		9,991		10,006		10,011		10,036		10,052		10,037		10,064			10,081		10,078		10,075		10,052		10,052		10,020		10,018		10,038		10,016		10,026		10,037		10,038		10,061		10,054		10,057		10,092		10,159		10,195		10,199		10,267		10,291		10,369		10,414		10,416		10,493		10,484		10,519		10,508		10,522		10,598		10,708		10,720		10,809		10,841		10,863		10,861		10,890		10,895		10,899		10,901		10,914		10,926		10,915		10,915		10,915		10,904		10,870		10,881		10,869		10,869		10,835		10,803	10,781	10,703	10,637	10,470	10,384	10,423	10,340	10,384	10,304	10,122	10,053	10,146	10,171	10,289	10,212	10,308	10,350	10,311	10,261	10,294	10,332	10,312	10,329	10,488	10,638	10,692	10,662	10,715	10,686	10,755	10,836	10,954	11,061	11,165	11,095	11,125	11,144	11,198	11,290	11,347	11,428	11,406	11,487	11,490	11,583	11,625	11,666	11,732	11,772	11,822	11,885	11,830	11,853	11,862	11,884	11,906	11,942
C000120079
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R6
Accumulated Value		10,000		10,028		10,035		9,981		9,987		9,993		10,019		10,024		10,049		10,066		10,052		10,079			10,096		10,094		10,081		10,069		10,069		10,037		10,036		10,056		10,035		10,046		10,057		10,059		10,082		10,075		10,079		10,114		10,182		10,219		10,223		10,292		10,316		10,394		10,440		10,442		10,520		10,522		10,546		10,536		10,562		10,628		10,738		10,751		10,839		10,873		10,895		10,893		10,923		10,928		10,933		10,936		10,949		10,962		10,951		10,952		10,952		10,941		10,908		10,919		10,908		10,908		10,875		10,843	10,822	10,744	10,667	10,512	10,414	10,466	10,382	10,416	10,336	10,165	10,085	10,190	10,216	10,335	10,246	10,355	10,397	10,359	10,309	10,343	10,381	10,362	10,379	10,540	10,691	10,745	10,715	10,770	10,728	10,811	10,893	11,012	11,106	11,223	11,155	11,185	11,204	11,260	11,352	11,409	11,491	11,471	11,552	11,556	11,650	11,692	11,734	11,801	11,841	11,893	11,956	11,888	11,925	11,935	11,958	11,980	12,017
C000020362
Account Value [Line Items]
Line Graph and Table Measure Name																									Class A with Load
Accumulated Value		9,800		9,824		9,827		9,771		9,774		9,776		9,798		9,800		9,822		9,834		9,817		9,830			9,844		9,838		9,832		9,807		9,813		9,769		9,764		9,781		9,757		9,774		9,771		9,769		9,789		9,779		9,779		9,820		9,872		9,904		9,905		9,979		9,989		10,061		10,102		10,101		10,173		10,171		10,191		10,188		10,199		10,270		10,363		10,382		10,454		10,482		10,500		10,506		10,520		10,521		10,522		10,532		10,542		10,539		10,526		10,522		10,519		10,505		10,480		10,477		10,473		10,469		10,423		10,399	10,365	10,297	10,219	10,067	9,970	10,016	9,932	9,961	9,881	9,703	9,634	9,731	9,753	9,862	9,775	9,875	9,912	9,871	9,821	9,850	9,883	9,861	9,874	10,024	10,164	10,213	10,181	10,229	10,186	10,261	10,336	10,445	10,532	10,640	10,571	10,596	10,610	10,659	10,744	10,795	10,869	10,846	10,919	10,919	11,004	11,041	11,076	11,136	11,170	11,215	11,272	11,204	11,235	11,240	11,257	11,263	11,306
C000020382
Account Value [Line Items]
Line Graph and Table Measure Name																									Institutional Class
Accumulated Value		10,000		10,013		10,015		9,982		9,995		10,020		10,046		10,048		10,073		10,098		10,099		10,123			10,149		10,141		10,143		10,123		10,126		10,118		10,111		10,116		10,122		10,152		10,147		10,165		10,196		10,204		10,201		10,222		10,267		10,349		10,385		10,456		10,491		10,551		10,610		10,622		10,694		10,705		10,739		10,737		10,759		10,830		10,901		10,629		10,846		11,003		11,109		11,215		11,252		11,257		11,273		11,367		11,416		11,434		11,438		11,425		11,463		11,478		11,481		11,483		11,492		11,481		11,451		11,436	11,434	11,363	11,291	11,138	11,049	11,076	10,937	11,021	10,952	10,783	10,740	10,862	10,903	11,051	10,972	11,115	11,173	11,141	11,110	11,178	11,221	11,210	11,219	11,397	11,577	11,645	11,615	11,672	11,642	11,746	11,812	11,953	12,058	12,171	12,108	12,181	12,203	12,265	12,368	12,410	12,469	12,492	12,594	12,617	12,740	12,774	12,825	12,869	12,929	12,983	13,046	12,956	13,025	13,070	13,086	13,091	13,134
C000205248
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R6
Accumulated Value		10,000		10,013		10,015		9,982		9,995		10,020		10,046		10,048		10,073		10,098		10,099		10,123			10,149		10,141		10,143		10,123		10,126		10,118		10,111		10,116		10,122		10,152		10,147		10,165		10,208		10,205		10,202		10,212		10,270		10,340		10,376		10,448		10,484		10,543		10,603		10,615		10,687		10,699		10,734		10,732		10,767		10,826		10,897		10,625		10,843		11,000		11,108		11,214		11,252		11,257		11,273		11,368		11,417		11,435		11,440		11,441		11,466		11,481		11,485		11,487		11,497		11,499		11,457		11,455	11,454	11,371	11,298	11,146	11,056	11,085	10,959	11,030	10,962	10,792	10,763	10,873	10,914	11,076	10,984	11,128	11,186	11,155	11,125	11,193	11,249	11,226	11,249	11,428	11,596	11,664	11,634	11,706	11,662	11,781	11,833	11,976	12,096	12,209	12,132	12,206	12,229	12,306	12,395	12,438	12,497	12,521	12,625	12,648	12,772	12,821	12,858	12,918	12,978	13,034	13,082	13,008	13,063	13,108	13,125	13,146	13,190
C000020381
Account Value [Line Items]
Line Graph and Table Measure Name																									Class A with Load
Accumulated Value		9,800		9,811		9,811		9,777		9,798		9,809		9,834		9,844		9,856		9,889		9,889		9,910			9,922		9,923		9,924		9,902		9,903		9,881		9,872		9,875		9,879		9,917		9,910		9,926		9,954		9,959		9,954		9,972		10,014		10,080		10,113		10,191		10,224		10,279		10,335		10,332		10,411		10,408		10,439		10,447		10,466		10,532		10,599		10,320		10,541		10,679		10,792		10,880		10,928		10,918		10,943		11,021		11,077		11,092		11,094		11,080		11,101		11,126		11,115		11,126		11,120		11,119		11,088		11,071	11,065	10,996	10,911	10,773	10,685	10,697	10,572	10,638	10,582	10,416	10,373	10,488	10,524	10,666	10,587	10,710	10,763	10,730	10,697	10,772	10,811	10,797	10,803	10,972	11,141	11,205	11,173	11,225	11,193	11,290	11,350	11,470	11,580	11,686	11,622	11,675	11,694	11,763	11,859	11,896	11,936	11,968	12,064	12,082	12,196	12,225	12,271	12,324	12,377	12,427	12,483	12,394	12,457	12,496	12,509	12,510	12,548
C000123105
Account Value [Line Items]
Line Graph and Table Measure Name																									Institutional Class
Accumulated Value		10,000		10,028		10,030		10,033		10,098		10,112		10,152		10,152		10,202		10,228		10,241		10,281			10,283		10,310		10,337		10,338		10,352		10,380		10,370		10,372		10,414		10,417		10,421		10,477		10,521		10,564		10,555		10,547		10,446		10,652		10,738		10,784		10,844		10,824		10,911		10,957		11,004		11,036		11,083		11,115		11,173		11,176		11,083		10,519		10,789		11,074		11,095		11,357		11,450		11,404		11,427		11,693		11,815		11,838		11,878		11,918		11,986		12,040		12,109		12,090		12,144		12,169		12,195		12,131	12,262	12,153	12,150	12,116	11,976	11,989	11,546	11,956	11,847	11,708	11,923	12,048	12,053	12,262	12,208	12,299	12,388	12,354	12,479	12,589	12,636	12,619	12,555	12,768	12,966	12,998	13,047	13,146	13,146	13,265	13,369	13,508	13,648	13,735	13,716	13,838	13,838	13,961	14,030	13,977	14,011	14,153	14,314	14,366	14,474	14,545	14,597	14,685	14,775	14,827	14,859	14,798	14,926	15,016	15,049	15,082	15,192
C000064988
Account Value [Line Items]
Line Graph and Table Measure Name																									Class C with Load
Accumulated Value		10,000		10,031		10,025		10,007		10,062		10,067		10,099		10,102		10,130		10,147		10,152		10,182			10,175		10,206		10,210		10,203		10,207		10,226		10,207		10,213		10,233		10,239		10,234		10,280		10,314		10,334		10,316		10,299		10,191		10,396		10,471		10,494		10,556		10,527		10,603		10,625		10,674		10,696		10,718		10,739		10,786		10,793		10,681		10,128		10,379		10,658		10,655		10,910		10,976		10,936		10,935		11,179		11,286		11,311		11,326		11,368		11,423		11,450		11,506		11,491		11,532		11,546		11,560		11,476	11,589	11,490	11,464	11,422	11,280	11,282	10,870	11,245	11,119	10,979	11,170	11,292	11,273	11,457	11,413	11,487	11,545	11,503	11,610	11,702	11,750	11,709	11,639	11,827	12,014	12,033	12,053	12,149	12,123	12,222	12,307	12,424	12,541	12,618	12,613	12,706	12,703	12,812	12,873	12,838	12,850	12,977	13,121	13,166	13,261	13,323	13,367	13,444	13,523	13,567	13,593	13,534	13,648	13,726	13,753	13,780	13,876
C000020384
Account Value [Line Items]
Line Graph and Table Measure Name																									Class A with Load
Accumulated Value		9,700		9,724		9,736		9,725		9,785		9,796		9,832		9,830		9,875		9,898		9,909		9,944			9,944		9,968		9,991		9,989		10,000		10,025		10,012		10,012		10,050		10,063		10,051		10,103		10,142		10,182		10,170		10,159		10,060		10,255		10,348		10,377		10,433		10,423		10,492		10,533		10,575		10,604		10,646		10,674		10,727		10,727		10,635		10,092		10,348		10,619		10,636		10,898		10,971		10,924		10,943		11,195		11,309		11,342		11,363		11,399		11,475		11,510		11,573		11,565		11,600		11,621		11,643		11,579	11,701	11,594	11,588	11,553	11,418	11,426	11,017	11,404	11,283	11,148	11,349	11,465	11,468	11,663	11,609	11,692	11,774	11,738	11,854	11,956	11,997	11,978	11,914	12,114	12,314	12,341	12,368	12,475	12,456	12,565	12,660	12,788	12,918	12,997	12,992	13,088	13,085	13,197	13,260	13,224	13,236	13,367	13,515	13,561	13,660	13,723	13,768	13,848	13,929	13,974	14,002	13,941	14,057	14,139	14,166	14,194	14,293
C000020396
Account Value [Line Items]
Line Graph and Table Measure Name																									Institutional Class
Accumulated Value		10,000		10,012		10,023		10,011		10,023		10,047		10,059		10,059		10,072		10,095		10,108		10,120			10,133		10,146		10,159		10,160		10,174		10,177		10,181		10,184		10,213		10,218		10,235		10,265		10,294		10,324		10,331		10,337		10,346		10,416		10,450		10,496		10,519		10,541		10,588		10,609		10,644		10,665		10,699		10,707		10,741		10,774		10,782		10,500		10,684		10,792		10,861		10,916		10,945		10,958		10,971		11,009		11,033		11,043		11,041		11,037		11,060		11,070		11,078		11,072		11,079		11,086		11,079		11,073	11,067	11,048	11,017	10,962	10,934	10,933	10,881	10,933	10,937	10,890	10,884	10,959	11,023	11,140	11,153	11,181	11,237	11,282	11,327	11,400	11,458	11,503	11,539	11,642	11,750	11,831	11,872	11,941	11,971	12,043	12,101	12,189	12,265	12,353	12,372	12,446	12,494	12,556	12,616	12,663	12,696	12,758	12,821	12,869	12,946	12,994	13,042	13,089	13,152	13,213	13,240	13,240	13,300	13,363	13,380	13,427	13,475
C000220297
Account Value [Line Items]
Line Graph and Table Measure Name																									Class A2
Accumulated Value		10,000		10,009		10,017		10,014		10,012		10,032		10,042		10,051		10,060		10,069		10,078		10,088			10,097		10,108		10,118		10,116		10,127		10,138		10,128		10,140		10,154		10,168		10,182		10,208		10,222		10,249		10,253		10,269		10,274		10,328		10,371		10,402		10,433		10,453		10,483		10,514		10,532		10,563		10,581		10,599		10,616		10,646		10,664		10,370		10,548		10,663		10,729		10,768		10,794		10,805		10,815		10,850		10,859		10,867		10,875		10,869		10,890		10,897		10,903		10,895		10,899		10,903		10,895		10,886	10,878	10,856	10,824	10,768	10,739	10,736	10,684	10,734	10,737	10,689	10,682	10,754	10,815	10,929	10,941	10,967	11,020	11,062	11,106	11,176	11,231	11,274	11,307	11,408	11,511	11,590	11,628	11,695	11,722	11,792	11,847	11,932	12,004	12,089	12,106	12,177	12,223	12,281	12,339	12,370	12,414	12,473	12,533	12,578	12,652	12,697	12,743	12,788	12,847	12,905	12,930	12,928	12,985	13,045	13,060	13,104	13,150
C000020395
Account Value [Line Items]
Line Graph and Table Measure Name																									Class A with Load
Accumulated Value		9,800		9,809		9,817		9,814		9,811		9,831		9,841		9,850		9,859		9,868		9,877		9,886			9,895		9,906		9,915		9,914		9,924		9,936		9,925		9,937		9,951		9,964		9,978		10,004		10,018		10,044		10,048		10,063		10,068		10,121		10,164		10,194		10,225		10,244		10,274		10,304		10,322		10,352		10,369		10,387		10,404		10,433		10,451		10,162		10,337		10,451		10,516		10,567		10,592		10,591		10,602		10,636		10,657		10,665		10,673		10,668		10,688		10,695		10,688		10,693		10,697		10,701		10,693		10,672	10,677	10,643	10,612	10,557	10,528	10,537	10,473	10,521	10,535	10,488	10,468	10,550	10,596	10,707	10,730	10,742	10,806	10,834	10,876	10,956	11,010	11,038	11,082	11,180	11,267	11,356	11,380	11,444	11,470	11,550	11,603	11,685	11,755	11,837	11,853	11,908	11,965	12,022	12,077	12,107	12,150	12,207	12,264	12,309	12,380	12,424	12,468	12,512	12,555	12,611	12,650	12,648	12,703	12,746	12,775	12,818	12,847
C000222758
Account Value [Line Items]
Line Graph and Table Measure Name																									Managed Account CoreBuilder<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Shares - Series CP
Accumulated Value	$ 10,000		$ 10,050		$ 10,130		$ 10,135		$ 10,070		$ 10,087		$ 10,080		$ 10,110		$ 9,922		$ 9,800		$ 9,616		$ 9,244			$ 9,220		$ 8,958		$ 9,159		$ 8,960		$ 8,601		$ 8,507		$ 8,793		$ 8,774		$ 9,122		$ 8,907		$ 9,107		$ 9,156		$ 9,057		$ 9,036		$ 9,074		$ 9,045		$ 8,828		$ 8,696		$ 9,101		$ 9,476		$ 9,495		$ 9,381		$ 9,486		$ 9,297		$ 9,442		$ 9,515		$ 9,713		$ 9,862		$ 10,000		$ 9,809		$ 9,911		$ 9,805		$ 9,885		$ 10,063		$ 10,037		$ 10,054		$ 10,037		$ 10,186		$ 10,190		$ 10,327		$ 10,414		$ 10,471		$ 10,515		$ 10,521		$ 10,575		$ 10,711		$ 10,502		$ 10,560		$ 10,604		$ 10,629		$ 10,517		$ 10,566
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		9,994		9,918		9,683		9,697		9,716		9,781		9,776		9,851		9,927		9,917		9,960			10,049		10,001		10,007		9,994		10,040		9,925		9,830		9,894		9,820		9,890		9,878		9,880		9,944		9,880		9,802		9,860		10,041		10,148		10,142		10,337		10,339		10,523		10,655		10,679		10,955		10,897		10,930		10,924		10,917		11,127		11,327		11,260		11,460		11,514		11,586		11,759		11,665		11,658		11,606		11,720		11,736		11,652		11,484		11,340		11,430		11,467		11,548		11,677		11,655		11,554		11,551		11,585	11,555	11,306	11,180	10,869	10,457	10,524	10,359	10,612	10,313	9,867	9,739	10,097	10,052	10,361	10,093	10,350	10,412	10,299	10,262	10,255	10,189	9,931	9,774	10,216	10,608	10,578	10,429	10,525	10,259	10,433	10,532	10,778	10,933	11,079	10,805	10,919	10,740	10,797	11,035	11,039	11,082	11,003	11,172	11,143	11,276	11,399	11,470	11,541	11,524	11,537	11,726	11,519	11,532	11,568	11,596	11,445	11,489
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		9,994		9,918		9,683		9,697		9,716		9,781		9,776		9,851		9,927		9,917		9,960			10,049		10,001		10,007		9,994		10,040		9,925		9,830		9,894		9,820		9,890		9,878		9,880		9,944		9,880		9,802		9,860		10,041		10,148		10,142		10,337		10,339		10,523		10,655		10,679		10,955		10,897		10,930		10,924		10,917		11,127		11,327		11,260		11,460		11,514		11,586		11,759		11,665		11,658		11,606		11,720		11,736		11,652		11,484		11,340		11,430		11,467		11,548		11,677		11,655		11,554		11,551		11,585	11,555	11,306	11,180	10,869	10,457	10,524	10,359	10,612	10,313	9,867	9,739	10,097	10,052	10,361	10,093	10,350	10,412	10,299	10,262	10,255	10,189	9,931	9,774	10,216	10,608	10,578	10,429	10,525	10,259	10,433	10,532	10,778	10,933	11,079	10,805	10,919	10,740	10,797	11,035	11,039	11,082	11,003	11,172	11,143	11,276	11,399	11,470	11,541	11,524	11,537	11,726	11,519	11,532	11,568	11,596	11,445	11,489
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		9,994		9,918		9,683		9,697		9,716		9,781		9,776		9,851		9,927		9,917		9,960			10,049		10,001		10,007		9,994		10,040		9,925		9,830		9,894		9,820		9,890		9,878		9,880		9,944		9,880		9,802		9,860		10,041		10,148		10,142		10,337		10,339		10,523		10,655		10,679		10,955		10,897		10,930		10,924		10,917		11,127		11,327		11,260		11,460		11,514		11,586		11,759		11,665		11,658		11,606		11,720		11,736		11,652		11,484		11,340		11,430		11,467		11,548		11,677		11,655		11,554		11,551		11,585	11,555	11,306	11,180	10,869	10,457	10,524	10,359	10,612	10,313	9,867	9,739	10,097	10,052	10,361	10,093	10,350	10,412	10,299	10,262	10,255	10,189	9,931	9,774	10,216	10,608	10,578	10,429	10,525	10,259	10,433	10,532	10,778	10,933	11,079	10,805	10,919	10,740	10,797	11,035	11,039	11,082	11,003	11,172	11,143	11,276	11,399	11,470	11,541	11,524	11,537	11,726	11,519	11,532	11,568	11,596	11,445	11,489
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		9,994		9,918		9,683		9,697		9,716		9,781		9,776		9,851		9,927		9,917		9,960			10,049		10,001		10,007		9,994		10,040		9,925		9,830		9,894		9,820		9,890		9,878		9,880		9,944		9,880		9,802		9,860		10,041		10,148		10,142		10,337		10,339		10,523		10,655		10,679		10,955		10,897		10,930		10,924		10,917		11,127		11,327		11,260		11,460		11,514		11,586		11,759		11,665		11,658		11,606		11,720		11,736		11,652		11,484		11,340		11,430		11,467		11,548		11,677		11,655		11,554		11,551		11,585	11,555	11,306	11,180	10,869	10,457	10,524	10,359	10,612	10,313	9,867	9,739	10,097	10,052	10,361	10,093	10,350	10,412	10,299	10,262	10,255	10,189	9,931	9,774	10,216	10,608	10,578	10,429	10,525	10,259	10,433	10,532	10,778	10,933	11,079	10,805	10,919	10,740	10,797	11,035	11,039	11,082	11,003	11,172	11,143	11,276	11,399	11,470	11,541	11,524	11,537	11,726	11,519	11,532	11,568	11,596	11,445	11,489
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		9,994		9,918		9,683		9,697		9,716		9,781		9,776		9,851		9,927		9,917		9,960			10,049		10,001		10,007		9,994		10,040		9,925		9,830		9,894		9,820		9,890		9,878		9,880		9,944		9,880		9,802		9,860		10,041		10,148		10,142		10,337		10,339		10,523		10,655		10,679		10,955		10,897		10,930		10,924		10,917		11,127		11,327		11,260		11,460		11,514		11,586		11,759		11,665		11,658		11,606		11,720		11,736		11,652		11,484		11,340		11,430		11,467		11,548		11,677		11,655		11,554		11,551		11,585	11,555	11,306	11,180	10,869	10,457	10,524	10,359	10,612	10,313	9,867	9,739	10,097	10,052	10,361	10,093	10,350	10,412	10,299	10,262	10,255	10,189	9,931	9,774	10,216	10,608	10,578	10,429	10,525	10,259	10,433	10,532	10,778	10,933	11,079	10,805	10,919	10,740	10,797	11,035	11,039	11,082	11,003	11,172	11,143	11,276	11,399	11,470	11,541	11,524	11,537	11,726	11,519	11,532	11,568	11,596	11,445	11,489
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		9,994		9,918		9,683		9,697		9,716		9,781		9,776		9,851		9,927		9,917		9,960			10,049		10,001		10,007		9,994		10,040		9,925		9,830		9,894		9,820		9,890		9,878		9,880		9,944		9,880		9,802		9,860		10,041		10,148		10,142		10,337		10,339		10,523		10,655		10,679		10,955		10,897		10,930		10,924		10,917		11,127		11,327		11,260		11,460		11,514		11,586		11,759		11,665		11,658		11,606		11,720		11,736		11,652		11,484		11,340		11,430		11,467		11,548		11,677		11,655		11,554		11,551		11,585	11,555	11,306	11,180	10,869	10,457	10,524	10,359	10,612	10,313	9,867	9,739	10,097	10,052	10,361	10,093	10,350	10,412	10,299	10,262	10,255	10,189	9,931	9,774	10,216	10,608	10,578	10,429	10,525	10,259	10,433	10,532	10,778	10,933	11,079	10,805	10,919	10,740	10,797	11,035	11,039	11,082	11,003	11,172	11,143	11,276	11,399	11,470	11,541	11,524	11,537	11,726	11,519	11,532	11,568	11,596	11,445	11,489
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		9,994		9,918		9,683		9,697		9,716		9,781		9,776		9,851		9,927		9,917		9,960			10,049		10,001		10,007		9,994		10,040		9,925		9,830		9,894		9,820		9,890		9,878		9,880		9,944		9,880		9,802		9,860		10,041		10,148		10,142		10,337		10,339		10,523		10,655		10,679		10,955		10,897		10,930		10,924		10,917		11,127		11,327		11,260		11,460		11,514		11,586		11,759		11,665		11,658		11,606		11,720		11,736		11,652		11,484		11,340		11,430		11,467		11,548		11,677		11,655		11,554		11,551		11,585	11,555	11,306	11,180	10,869	10,457	10,524	10,359	10,612	10,313	9,867	9,739	10,097	10,052	10,361	10,093	10,350	10,412	10,299	10,262	10,255	10,189	9,931	9,774	10,216	10,608	10,578	10,429	10,525	10,259	10,433	10,532	10,778	10,933	11,079	10,805	10,919	10,740	10,797	11,035	11,039	11,082	11,003	11,172	11,143	11,276	11,399	11,470	11,541	11,524	11,537	11,726	11,519	11,532	11,568	11,596	11,445	11,489
ALLSPRING Index: Bloomberg U.S. Universal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Universal Bond Index
Accumulated Value		10,000		10,002		9,936		9,713		9,742		9,776		9,851		9,848		9,930		10,006		9,998		10,048			10,134		10,099		10,111		10,096		10,140		10,042		9,947		9,997		9,931		9,985		9,970		9,991		10,040		9,997		9,914		9,958		10,114		10,254		10,265		10,450		10,465		10,625		10,775		10,807		11,052		11,004		11,040		11,037		11,054		11,252		11,421		11,198		11,422		11,529		11,625		11,829		11,761		11,740		11,698		11,850		11,891		11,817		11,664		11,528		11,625		11,670		11,755		11,873		11,865		11,763		11,754		11,768	11,760	11,502	11,345	11,041	10,629	10,688	10,474	10,738	10,458	10,008	9,898	10,267	10,232	10,550	10,290	10,532	10,596	10,486	10,470	10,480	10,417	10,169	10,016	10,467	10,864	10,838	10,708	10,813	10,560	10,735	10,834	11,079	11,243	11,397	11,138	11,255	11,085	11,152	11,383	11,380	11,420	11,362	11,539	11,523	11,661	11,785	11,863	11,934	11,926	11,944	12,126	11,909	11,945	11,987	12,018	11,871	11,922
ALLSPRING Index: Bloomberg U.S. Universal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Universal Bond Index
Accumulated Value		10,000		10,002		9,936		9,713		9,742		9,776		9,851		9,848		9,930		10,006		9,998		10,048			10,134		10,099		10,111		10,096		10,140		10,042		9,947		9,997		9,931		9,985		9,970		9,991		10,040		9,997		9,914		9,958		10,114		10,254		10,265		10,450		10,465		10,625		10,775		10,807		11,052		11,004		11,040		11,037		11,054		11,252		11,421		11,198		11,422		11,529		11,625		11,829		11,761		11,740		11,698		11,850		11,891		11,817		11,664		11,528		11,625		11,670		11,755		11,873		11,865		11,763		11,754		11,768	11,760	11,502	11,345	11,041	10,629	10,688	10,474	10,738	10,458	10,008	9,898	10,267	10,232	10,550	10,290	10,532	10,596	10,486	10,470	10,480	10,417	10,169	10,016	10,467	10,864	10,838	10,708	10,813	10,560	10,735	10,834	11,079	11,243	11,397	11,138	11,255	11,085	11,152	11,383	11,380	11,420	11,362	11,539	11,523	11,661	11,785	11,863	11,934	11,926	11,944	12,126	11,909	11,945	11,987	12,018	11,871	11,922
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		9,994		9,918		9,683		9,697		9,716		9,781		9,776		9,851		9,927		9,917		9,960			10,049		10,001		10,007		9,994		10,040		9,925		9,830		9,894		9,820		9,890		9,878		9,880		9,944		9,880		9,802		9,860		10,041		10,148		10,142		10,337		10,339		10,523		10,655		10,679		10,955		10,897		10,930		10,924		10,917		11,127		11,327		11,260		11,460		11,514		11,586		11,759		11,665		11,658		11,606		11,720		11,736		11,652		11,484		11,340		11,430		11,467		11,548		11,677		11,655		11,554		11,551		11,585	11,555	11,306	11,180	10,869	10,457	10,524	10,359	10,612	10,313	9,867	9,739	10,097	10,052	10,361	10,093	10,350	10,412	10,299	10,262	10,255	10,189	9,931	9,774	10,216	10,608	10,578	10,429	10,525	10,259	10,433	10,532	10,778	10,933	11,079	10,805	10,919	10,740	10,797	11,035	11,039	11,082	11,003	11,172	11,143	11,276	11,399	11,470	11,541	11,524	11,537	11,726	11,519	11,532	11,568	11,596	11,445	11,489
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		9,994		9,918		9,683		9,697		9,716		9,781		9,776		9,851		9,927		9,917		9,960			10,049		10,001		10,007		9,994		10,040		9,925		9,830		9,894		9,820		9,890		9,878		9,880		9,944		9,880		9,802		9,860		10,041		10,148		10,142		10,337		10,339		10,523		10,655		10,679		10,955		10,897		10,930		10,924		10,917		11,127		11,327		11,260		11,460		11,514		11,586		11,759		11,665		11,658		11,606		11,720		11,736		11,652		11,484		11,340		11,430		11,467		11,548		11,677		11,655		11,554		11,551		11,585	11,555	11,306	11,180	10,869	10,457	10,524	10,359	10,612	10,313	9,867	9,739	10,097	10,052	10,361	10,093	10,350	10,412	10,299	10,262	10,255	10,189	9,931	9,774	10,216	10,608	10,578	10,429	10,525	10,259	10,433	10,532	10,778	10,933	11,079	10,805	10,919	10,740	10,797	11,035	11,039	11,082	11,003	11,172	11,143	11,276	11,399	11,470	11,541	11,524	11,537	11,726	11,519	11,532	11,568	11,596	11,445	11,489
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		9,994		9,918		9,683		9,697		9,716		9,781		9,776		9,851		9,927		9,917		9,960			10,049		10,001		10,007		9,994		10,040		9,925		9,830		9,894		9,820		9,890		9,878		9,880		9,944		9,880		9,802		9,860		10,041		10,148		10,142		10,337		10,339		10,523		10,655		10,679		10,955		10,897		10,930		10,924		10,917		11,127		11,327		11,260		11,460		11,514		11,586		11,759		11,665		11,658		11,606		11,720		11,736		11,652		11,484		11,340		11,430		11,467		11,548		11,677		11,655		11,554		11,551		11,585	11,555	11,306	11,180	10,869	10,457	10,524	10,359	10,612	10,313	9,867	9,739	10,097	10,052	10,361	10,093	10,350	10,412	10,299	10,262	10,255	10,189	9,931	9,774	10,216	10,608	10,578	10,429	10,525	10,259	10,433	10,532	10,778	10,933	11,079	10,805	10,919	10,740	10,797	11,035	11,039	11,082	11,003	11,172	11,143	11,276	11,399	11,470	11,541	11,524	11,537	11,726	11,519	11,532	11,568	11,596	11,445	11,489
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		9,994		9,918		9,683		9,697		9,716		9,781		9,776		9,851		9,927		9,917		9,960			10,049		10,001		10,007		9,994		10,040		9,925		9,830		9,894		9,820		9,890		9,878		9,880		9,944		9,880		9,802		9,860		10,041		10,148		10,142		10,337		10,339		10,523		10,655		10,679		10,955		10,897		10,930		10,924		10,917		11,127		11,327		11,260		11,460		11,514		11,586		11,759		11,665		11,658		11,606		11,720		11,736		11,652		11,484		11,340		11,430		11,467		11,548		11,677		11,655		11,554		11,551		11,585	11,555	11,306	11,180	10,869	10,457	10,524	10,359	10,612	10,313	9,867	9,739	10,097	10,052	10,361	10,093	10,350	10,412	10,299	10,262	10,255	10,189	9,931	9,774	10,216	10,608	10,578	10,429	10,525	10,259	10,433	10,532	10,778	10,933	11,079	10,805	10,919	10,740	10,797	11,035	11,039	11,082	11,003	11,172	11,143	11,276	11,399	11,470	11,541	11,524	11,537	11,726	11,519	11,532	11,568	11,596	11,445	11,489
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		9,994		9,918		9,683		9,697		9,716		9,781		9,776		9,851		9,927		9,917		9,960			10,049		10,001		10,007		9,994		10,040		9,925		9,830		9,894		9,820		9,890		9,878		9,880		9,944		9,880		9,802		9,860		10,041		10,148		10,142		10,337		10,339		10,523		10,655		10,679		10,955		10,897		10,930		10,924		10,917		11,127		11,327		11,260		11,460		11,514		11,586		11,759		11,665		11,658		11,606		11,720		11,736		11,652		11,484		11,340		11,430		11,467		11,548		11,677		11,655		11,554		11,551		11,585	11,555	11,306	11,180	10,869	10,457	10,524	10,359	10,612	10,313	9,867	9,739	10,097	10,052	10,361	10,093	10,350	10,412	10,299	10,262	10,255	10,189	9,931	9,774	10,216	10,608	10,578	10,429	10,525	10,259	10,433	10,532	10,778	10,933	11,079	10,805	10,919	10,740	10,797	11,035	11,039	11,082	11,003	11,172	11,143	11,276	11,399	11,470	11,541	11,524	11,537	11,726	11,519	11,532	11,568	11,596	11,445	11,489
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		9,994		9,918		9,683		9,697		9,716		9,781		9,776		9,851		9,927		9,917		9,960			10,049		10,001		10,007		9,994		10,040		9,925		9,830		9,894		9,820		9,890		9,878		9,880		9,944		9,880		9,802		9,860		10,041		10,148		10,142		10,337		10,339		10,523		10,655		10,679		10,955		10,897		10,930		10,924		10,917		11,127		11,327		11,260		11,460		11,514		11,586		11,759		11,665		11,658		11,606		11,720		11,736		11,652		11,484		11,340		11,430		11,467		11,548		11,677		11,655		11,554		11,551		11,585	11,555	11,306	11,180	10,869	10,457	10,524	10,359	10,612	10,313	9,867	9,739	10,097	10,052	10,361	10,093	10,350	10,412	10,299	10,262	10,255	10,189	9,931	9,774	10,216	10,608	10,578	10,429	10,525	10,259	10,433	10,532	10,778	10,933	11,079	10,805	10,919	10,740	10,797	11,035	11,039	11,082	11,003	11,172	11,143	11,276	11,399	11,470	11,541	11,524	11,537	11,726	11,519	11,532	11,568	11,596	11,445	11,489
ALLSPRING Index: Bloomberg U.S. Universal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Universal Bond Index
Accumulated Value		10,000		10,002		9,936		9,713		9,742		9,776		9,851		9,848		9,930		10,006		9,998		10,048			10,134		10,099		10,111		10,096		10,140		10,042		9,947		9,997		9,931		9,985		9,970		9,991		10,040		9,997		9,914		9,958		10,114		10,254		10,265		10,450		10,465		10,625		10,775		10,807		11,052		11,004		11,040		11,037		11,054		11,252		11,421		11,198		11,422		11,529		11,625		11,829		11,761		11,740		11,698		11,850		11,891		11,817		11,664		11,528		11,625		11,670		11,755		11,873		11,865		11,763		11,754		11,768	11,760	11,502	11,345	11,041	10,629	10,688	10,474	10,738	10,458	10,008	9,898	10,267	10,232	10,550	10,290	10,532	10,596	10,486	10,470	10,480	10,417	10,169	10,016	10,467	10,864	10,838	10,708	10,813	10,560	10,735	10,834	11,079	11,243	11,397	11,138	11,255	11,085	11,152	11,383	11,380	11,420	11,362	11,539	11,523	11,661	11,785	11,863	11,934	11,926	11,944	12,126	11,909	11,945	11,987	12,018	11,871	11,922
ALLSPRING Index: Bloomberg U.S. Universal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Universal Bond Index
Accumulated Value		10,000		10,002		9,936		9,713		9,742		9,776		9,851		9,848		9,930		10,006		9,998		10,048			10,134		10,099		10,111		10,096		10,140		10,042		9,947		9,997		9,931		9,985		9,970		9,991		10,040		9,997		9,914		9,958		10,114		10,254		10,265		10,450		10,465		10,625		10,775		10,807		11,052		11,004		11,040		11,037		11,054		11,252		11,421		11,198		11,422		11,529		11,625		11,829		11,761		11,740		11,698		11,850		11,891		11,817		11,664		11,528		11,625		11,670		11,755		11,873		11,865		11,763		11,754		11,768	11,760	11,502	11,345	11,041	10,629	10,688	10,474	10,738	10,458	10,008	9,898	10,267	10,232	10,550	10,290	10,532	10,596	10,486	10,470	10,480	10,417	10,169	10,016	10,467	10,864	10,838	10,708	10,813	10,560	10,735	10,834	11,079	11,243	11,397	11,138	11,255	11,085	11,152	11,383	11,380	11,420	11,362	11,539	11,523	11,661	11,785	11,863	11,934	11,926	11,944	12,126	11,909	11,945	11,987	12,018	11,871	11,922
ALLSPRING Index: Bloomberg U.S. Universal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Universal Bond Index
Accumulated Value		10,000		10,002		9,936		9,713		9,742		9,776		9,851		9,848		9,930		10,006		9,998		10,048			10,134		10,099		10,111		10,096		10,140		10,042		9,947		9,997		9,931		9,985		9,970		9,991		10,040		9,997		9,914		9,958		10,114		10,254		10,265		10,450		10,465		10,625		10,775		10,807		11,052		11,004		11,040		11,037		11,054		11,252		11,421		11,198		11,422		11,529		11,625		11,829		11,761		11,740		11,698		11,850		11,891		11,817		11,664		11,528		11,625		11,670		11,755		11,873		11,865		11,763		11,754		11,768	11,760	11,502	11,345	11,041	10,629	10,688	10,474	10,738	10,458	10,008	9,898	10,267	10,232	10,550	10,290	10,532	10,596	10,486	10,470	10,480	10,417	10,169	10,016	10,467	10,864	10,838	10,708	10,813	10,560	10,735	10,834	11,079	11,243	11,397	11,138	11,255	11,085	11,152	11,383	11,380	11,420	11,362	11,539	11,523	11,661	11,785	11,863	11,934	11,926	11,944	12,126	11,909	11,945	11,987	12,018	11,871	11,922
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		9,994		9,918		9,683		9,697		9,716		9,781		9,776		9,851		9,927		9,917		9,960			10,049		10,001		10,007		9,994		10,040		9,925		9,830		9,894		9,820		9,890		9,878		9,880		9,944		9,880		9,802		9,860		10,041		10,148		10,142		10,337		10,339		10,523		10,655		10,679		10,955		10,897		10,930		10,924		10,917		11,127		11,327		11,260		11,460		11,514		11,586		11,759		11,665		11,658		11,606		11,720		11,736		11,652		11,484		11,340		11,430		11,467		11,548		11,677		11,655		11,554		11,551		11,585	11,555	11,306	11,180	10,869	10,457	10,524	10,359	10,612	10,313	9,867	9,739	10,097	10,052	10,361	10,093	10,350	10,412	10,299	10,262	10,255	10,189	9,931	9,774	10,216	10,608	10,578	10,429	10,525	10,259	10,433	10,532	10,778	10,933	11,079	10,805	10,919	10,740	10,797	11,035	11,039	11,082	11,003	11,172	11,143	11,276	11,399	11,470	11,541	11,524	11,537	11,726	11,519	11,532	11,568	11,596	11,445	11,489
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		9,994		9,918		9,683		9,697		9,716		9,781		9,776		9,851		9,927		9,917		9,960			10,049		10,001		10,007		9,994		10,040		9,925		9,830		9,894		9,820		9,890		9,878		9,880		9,944		9,880		9,802		9,860		10,041		10,148		10,142		10,337		10,339		10,523		10,655		10,679		10,955		10,897		10,930		10,924		10,917		11,127		11,327		11,260		11,460		11,514		11,586		11,759		11,665		11,658		11,606		11,720		11,736		11,652		11,484		11,340		11,430		11,467		11,548		11,677		11,655		11,554		11,551		11,585	11,555	11,306	11,180	10,869	10,457	10,524	10,359	10,612	10,313	9,867	9,739	10,097	10,052	10,361	10,093	10,350	10,412	10,299	10,262	10,255	10,189	9,931	9,774	10,216	10,608	10,578	10,429	10,525	10,259	10,433	10,532	10,778	10,933	11,079	10,805	10,919	10,740	10,797	11,035	11,039	11,082	11,003	11,172	11,143	11,276	11,399	11,470	11,541	11,524	11,537	11,726	11,519	11,532	11,568	11,596	11,445	11,489
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		9,994		9,918		9,683		9,697		9,716		9,781		9,776		9,851		9,927		9,917		9,960			10,049		10,001		10,007		9,994		10,040		9,925		9,830		9,894		9,820		9,890		9,878		9,880		9,944		9,880		9,802		9,860		10,041		10,148		10,142		10,337		10,339		10,523		10,655		10,679		10,955		10,897		10,930		10,924		10,917		11,127		11,327		11,260		11,460		11,514		11,586		11,759		11,665		11,658		11,606		11,720		11,736		11,652		11,484		11,340		11,430		11,467		11,548		11,677		11,655		11,554		11,551		11,585	11,555	11,306	11,180	10,869	10,457	10,524	10,359	10,612	10,313	9,867	9,739	10,097	10,052	10,361	10,093	10,350	10,412	10,299	10,262	10,255	10,189	9,931	9,774	10,216	10,608	10,578	10,429	10,525	10,259	10,433	10,532	10,778	10,933	11,079	10,805	10,919	10,740	10,797	11,035	11,039	11,082	11,003	11,172	11,143	11,276	11,399	11,470	11,541	11,524	11,537	11,726	11,519	11,532	11,568	11,596	11,445	11,489
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000		$ 10,077		$ 10,190		$ 10,171		$ 10,083		$ 10,080		$ 10,110		$ 10,084		$ 9,866		$ 9,756		$ 9,485		$ 9,125			$ 9,184		$ 9,040		$ 9,261		$ 8,999		$ 8,611		$ 8,499		$ 8,812		$ 8,772		$ 9,042		$ 8,808		$ 9,032		$ 9,086		$ 8,987		$ 8,955		$ 8,949		$ 8,892		$ 8,666		$ 8,529		$ 8,916		$ 9,257		$ 9,231		$ 9,101		$ 9,185		$ 8,953		$ 9,105		$ 9,191		$ 9,406		$ 9,541		$ 9,669		$ 9,429		$ 9,528		$ 9,373		$ 9,422		$ 9,630		$ 9,633		$ 9,671		$ 9,602		$ 9,749		$ 9,724		$ 9,840		$ 9,947		$ 10,010		$ 10,072		$ 10,057		$ 10,068		$ 10,232		$ 10,052		$ 10,063		$ 10,095		$ 10,119		$ 9,987		$ 10,026
ALLSPRING Index: Bloomberg U.S. Aggregate ex Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate ex Credit Index
Accumulated Value		10,000		10,004		9,932		9,713		9,706		9,719		9,765		9,764		9,830		9,892		9,867		9,896			9,987		9,929		9,922		9,908		9,938		9,814		9,746		9,822		9,757		9,835		9,838		9,811		9,880		9,803		9,751		9,837		10,031		10,092		10,075		10,247		10,230		10,424		10,512		10,522		10,771		10,719		10,739		10,723		10,699		10,886		11,103		11,321		11,395		11,389		11,398		11,483		11,416		11,421		11,358		11,387		11,385		11,329		11,180		11,058		11,132		11,149		11,187		11,303		11,284		11,196		11,181		11,224	11,187	10,996	10,909	10,594	10,255	10,311	10,192	10,418	10,124	9,716	9,580	9,885	9,839	10,114	9,869	10,112	10,166	10,068	10,005	9,983	9,922	9,673	9,528	9,916	10,280	10,248	10,105	10,185	9,926	10,090	10,197	10,434	10,579	10,706	10,437	10,539	10,377	10,431	10,667	10,682	10,738	10,635	10,786	10,745	10,879	10,983	11,060	11,128	11,114	11,123	11,318	11,127	11,125	11,144	11,173	11,040	11,081
ALLSPRING Index: Bloomberg U.S. Government Intermediate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Government Bond Index
Accumulated Value		10,000		9,988		9,882		9,627		9,616		9,639		9,685		9,682		9,748		9,810		9,795		9,812			9,916		9,833		9,821		9,808		9,837		9,706		9,635		9,724		9,646		9,732		9,734		9,694		9,767		9,678		9,633		9,718		9,924		9,971		9,945		10,133		10,106		10,341		10,435		10,424		10,774		10,684		10,692		10,661		10,602		10,858		11,142		11,458		11,531		11,503		11,514		11,643		11,519		11,535		11,430		11,469		11,444		11,338		11,138		10,970		11,051		11,088		11,157		11,306		11,287		11,167		11,158		11,241	11,184	10,974	10,902	10,565	10,243	10,263	10,173	10,334	10,080	9,736	9,602	9,856	9,806	10,049	9,817	10,098	10,152	10,036	9,962	9,928	9,878	9,664	9,550	9,878	10,207	10,179	10,047	10,111	9,879	10,022	10,122	10,342	10,474	10,599	10,349	10,429	10,270	10,324	10,545	10,569	10,636	10,528	10,659	10,618	10,730	10,820	10,887	10,954	10,919	10,909	11,106	10,914	10,906	10,919	10,949	10,828	10,862
ALLSPRING Index: Bloomberg U.S. Aggregate ex Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate ex Credit Index
Accumulated Value		10,000		10,004		9,932		9,713		9,706		9,719		9,765		9,764		9,830		9,892		9,867		9,896			9,987		9,929		9,922		9,908		9,938		9,814		9,746		9,822		9,757		9,835		9,838		9,811		9,880		9,803		9,751		9,837		10,031		10,092		10,075		10,247		10,230		10,424		10,512		10,522		10,771		10,719		10,739		10,723		10,699		10,886		11,103		11,321		11,395		11,389		11,398		11,483		11,416		11,421		11,358		11,387		11,385		11,329		11,180		11,058		11,132		11,149		11,187		11,303		11,284		11,196		11,181		11,224	11,187	10,996	10,909	10,594	10,255	10,311	10,192	10,418	10,124	9,716	9,580	9,885	9,839	10,114	9,869	10,112	10,166	10,068	10,005	9,983	9,922	9,673	9,528	9,916	10,280	10,248	10,105	10,185	9,926	10,090	10,197	10,434	10,579	10,706	10,437	10,539	10,377	10,431	10,667	10,682	10,738	10,635	10,786	10,745	10,879	10,983	11,060	11,128	11,114	11,123	11,318	11,127	11,125	11,144	11,173	11,040	11,081
ALLSPRING Index: Bloomberg U.S. Government Intermediate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Government Bond Index
Accumulated Value		10,000		9,988		9,882		9,627		9,616		9,639		9,685		9,682		9,748		9,810		9,795		9,812			9,916		9,833		9,821		9,808		9,837		9,706		9,635		9,724		9,646		9,732		9,734		9,694		9,767		9,678		9,633		9,718		9,924		9,971		9,945		10,133		10,106		10,341		10,435		10,424		10,774		10,684		10,692		10,661		10,602		10,858		11,142		11,458		11,531		11,503		11,514		11,643		11,519		11,535		11,430		11,469		11,444		11,338		11,138		10,970		11,051		11,088		11,157		11,306		11,287		11,167		11,158		11,241	11,184	10,974	10,902	10,565	10,243	10,263	10,173	10,334	10,080	9,736	9,602	9,856	9,806	10,049	9,817	10,098	10,152	10,036	9,962	9,928	9,878	9,664	9,550	9,878	10,207	10,179	10,047	10,111	9,879	10,022	10,122	10,342	10,474	10,599	10,349	10,429	10,270	10,324	10,545	10,569	10,636	10,528	10,659	10,618	10,730	10,820	10,887	10,954	10,919	10,909	11,106	10,914	10,906	10,919	10,949	10,828	10,862
ALLSPRING Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name																									ICE BofA U.S. High Yield Constrained Index
Accumulated Value		10,000		10,065		10,096		10,056		10,254		10,392		10,554		10,531		10,651		10,745		10,757		10,881			10,878		10,976		11,019		10,989		11,021		11,092		10,989		10,921		10,993		10,992		11,030		11,153		11,234		11,299		11,114		11,013		10,772		11,266		11,456		11,569		11,731		11,581		11,865		11,926		11,973		12,011		12,039		12,072		12,324		12,324		12,133		10,705		11,112		11,617		11,727		12,283		12,406		12,278		12,333		12,827		13,072		13,123		13,168		13,191		13,336		13,374		13,556		13,604		13,679		13,684		13,659		13,517	13,771	13,394	13,274	13,152	12,675	12,705	11,839	12,552	12,252	11,760	12,094	12,319	12,227	12,705	12,542	12,682	12,805	12,683	12,890	13,074	13,113	12,959	12,797	13,381	13,875	13,878	13,919	14,084	13,944	14,102	14,238	14,517	14,748	14,989	14,907	15,077	15,013	15,220	15,319	15,155	15,155	15,410	15,696	15,759	15,951	16,072	16,104	16,184	16,289	16,368	16,395	16,200	16,476	16,557	16,598	16,549	16,713
ALLSPRING Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name																									ICE BofA U.S. High Yield Constrained Index
Accumulated Value		10,000		10,065		10,096		10,056		10,254		10,392		10,554		10,531		10,651		10,745		10,757		10,881			10,878		10,976		11,019		10,989		11,021		11,092		10,989		10,921		10,993		10,992		11,030		11,153		11,234		11,299		11,114		11,013		10,772		11,266		11,456		11,569		11,731		11,581		11,865		11,926		11,973		12,011		12,039		12,072		12,324		12,324		12,133		10,705		11,112		11,617		11,727		12,283		12,406		12,278		12,333		12,827		13,072		13,123		13,168		13,191		13,336		13,374		13,556		13,604		13,679		13,684		13,659		13,517	13,771	13,394	13,274	13,152	12,675	12,705	11,839	12,552	12,252	11,760	12,094	12,319	12,227	12,705	12,542	12,682	12,805	12,683	12,890	13,074	13,113	12,959	12,797	13,381	13,875	13,878	13,919	14,084	13,944	14,102	14,238	14,517	14,748	14,989	14,907	15,077	15,013	15,220	15,319	15,155	15,155	15,410	15,696	15,759	15,951	16,072	16,104	16,184	16,289	16,368	16,395	16,200	16,476	16,557	16,598	16,549	16,713
ALLSPRING Index: Bloomberg U.S. 1-3 Year Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. 1-3 Year Government Bond Index
Accumulated Value		10,000		10,012		10,006		9,964		9,967		9,981		9,991		9,995		10,010		10,023		10,015		10,036			10,056		10,039		10,033		10,011		10,012		9,982		9,977		9,997		9,980		10,017		10,018		10,017		10,050		10,038		10,053		10,089		10,170		10,197		10,207		10,271		10,291		10,367		10,421		10,409		10,493		10,482		10,516		10,513		10,535		10,593		10,687		10,822		10,837		10,846		10,850		10,860		10,858		10,861		10,857		10,861		10,866		10,870		10,864		10,861		10,865		10,875		10,857		10,876		10,875		10,864		10,829		10,824	10,801	10,726	10,681	10,531	10,481	10,543	10,477	10,520	10,437	10,315	10,304	10,372	10,390	10,467	10,386	10,555	10,584	10,547	10,494	10,530	10,572	10,569	10,606	10,716	10,839	10,878	10,832	10,870	10,829	10,905	10,969	11,096	11,196	11,286	11,219	11,251	11,276	11,326	11,406	11,459	11,552	11,526	11,596	11,589	11,690	11,726	11,765	11,820	11,859	11,881	11,946	11,891	11,914	11,929	11,935	11,953	11,982
ALLSPRING Index: Bloomberg U.S. 1-3 Year Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. 1-3 Year Government Bond Index
Accumulated Value		10,000		10,012		10,006		9,964		9,967		9,981		9,991		9,995		10,010		10,023		10,015		10,036			10,056		10,039		10,033		10,011		10,012		9,982		9,977		9,997		9,980		10,017		10,018		10,017		10,050		10,038		10,053		10,089		10,170		10,197		10,207		10,271		10,291		10,367		10,421		10,409		10,493		10,482		10,516		10,513		10,535		10,593		10,687		10,822		10,837		10,846		10,850		10,860		10,858		10,861		10,857		10,861		10,866		10,870		10,864		10,861		10,865		10,875		10,857		10,876		10,875		10,864		10,829		10,824	10,801	10,726	10,681	10,531	10,481	10,543	10,477	10,520	10,437	10,315	10,304	10,372	10,390	10,467	10,386	10,555	10,584	10,547	10,494	10,530	10,572	10,569	10,606	10,716	10,839	10,878	10,832	10,870	10,829	10,905	10,969	11,096	11,196	11,286	11,219	11,251	11,276	11,326	11,406	11,459	11,552	11,526	11,596	11,589	11,690	11,726	11,765	11,820	11,859	11,881	11,946	11,891	11,914	11,929	11,935	11,953	11,982
ALLSPRING Index: Bloomberg U.S. 1-3 Year Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. 1-3 Year Government Bond Index
Accumulated Value		10,000		10,012		10,006		9,964		9,967		9,981		9,991		9,995		10,010		10,023		10,015		10,036			10,056		10,039		10,033		10,011		10,012		9,982		9,977		9,997		9,980		10,017		10,018		10,017		10,050		10,038		10,053		10,089		10,170		10,197		10,207		10,271		10,291		10,367		10,421		10,409		10,493		10,482		10,516		10,513		10,535		10,593		10,687		10,822		10,837		10,846		10,850		10,860		10,858		10,861		10,857		10,861		10,866		10,870		10,864		10,861		10,865		10,875		10,857		10,876		10,875		10,864		10,829		10,824	10,801	10,726	10,681	10,531	10,481	10,543	10,477	10,520	10,437	10,315	10,304	10,372	10,390	10,467	10,386	10,555	10,584	10,547	10,494	10,530	10,572	10,569	10,606	10,716	10,839	10,878	10,832	10,870	10,829	10,905	10,969	11,096	11,196	11,286	11,219	11,251	11,276	11,326	11,406	11,459	11,552	11,526	11,596	11,589	11,690	11,726	11,765	11,820	11,859	11,881	11,946	11,891	11,914	11,929	11,935	11,953	11,982
ALLSPRING Index: Bloomberg U.S. 1-3 Year Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. 1-3 Year Government/Credit Bond Index
Accumulated Value		10,000		10,011		10,008		9,966		9,973		9,991		10,008		10,013		10,031		10,048		10,044		10,070			10,090		10,078		10,075		10,054		10,057		10,030		10,021		10,037		10,026		10,064		10,065		10,070		10,106		10,098		10,109		10,139		10,218		10,258		10,273		10,341		10,364		10,436		10,494		10,488		10,572		10,567		10,604		10,603		10,629		10,688		10,775		10,809		10,877		10,913		10,935		10,956		10,960		10,961		10,963		10,974		10,984		10,987		10,984		10,979		10,987		11,001		10,984		11,002		11,003		10,994		10,957		10,948	10,932	10,853	10,806	10,660	10,602	10,667	10,592	10,648	10,565	10,436	10,423	10,509	10,529	10,613	10,534	10,688	10,724	10,691	10,648	10,692	10,730	10,725	10,759	10,884	11,014	11,057	11,017	11,061	11,024	11,104	11,166	11,298	11,401	11,496	11,431	11,469	11,494	11,546	11,627	11,681	11,769	11,754	11,829	11,827	11,930	11,970	12,010	12,067	12,108	12,137	12,199	12,143	12,172	12,191	12,201	12,219	12,251
ALLSPRING Index: Bloomberg U.S. 1-3 Year Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. 1-3 Year Government/Credit Bond Index
Accumulated Value		10,000		10,011		10,008		9,966		9,973		9,991		10,008		10,013		10,031		10,048		10,044		10,070			10,090		10,078		10,075		10,054		10,057		10,030		10,021		10,037		10,026		10,064		10,065		10,070		10,106		10,098		10,109		10,139		10,218		10,258		10,273		10,341		10,364		10,436		10,494		10,488		10,572		10,567		10,604		10,603		10,629		10,688		10,775		10,809		10,877		10,913		10,935		10,956		10,960		10,961		10,963		10,974		10,984		10,987		10,984		10,979		10,987		11,001		10,984		11,002		11,003		10,994		10,957		10,948	10,932	10,853	10,806	10,660	10,602	10,667	10,592	10,648	10,565	10,436	10,423	10,509	10,529	10,613	10,534	10,688	10,724	10,691	10,648	10,692	10,730	10,725	10,759	10,884	11,014	11,057	11,017	11,061	11,024	11,104	11,166	11,298	11,401	11,496	11,431	11,469	11,494	11,546	11,627	11,681	11,769	11,754	11,829	11,827	11,930	11,970	12,010	12,067	12,108	12,137	12,199	12,143	12,172	12,191	12,201	12,219	12,251
ALLSPRING Index: Bloomberg U.S. 1-3 Year Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. 1-3 Year Government/Credit Bond Index
Accumulated Value		10,000		10,011		10,008		9,966		9,973		9,991		10,008		10,013		10,031		10,048		10,044		10,070			10,090		10,078		10,075		10,054		10,057		10,030		10,021		10,037		10,026		10,064		10,065		10,070		10,106		10,098		10,109		10,139		10,218		10,258		10,273		10,341		10,364		10,436		10,494		10,488		10,572		10,567		10,604		10,603		10,629		10,688		10,775		10,809		10,877		10,913		10,935		10,956		10,960		10,961		10,963		10,974		10,984		10,987		10,984		10,979		10,987		11,001		10,984		11,002		11,003		10,994		10,957		10,948	10,932	10,853	10,806	10,660	10,602	10,667	10,592	10,648	10,565	10,436	10,423	10,509	10,529	10,613	10,534	10,688	10,724	10,691	10,648	10,692	10,730	10,725	10,759	10,884	11,014	11,057	11,017	11,061	11,024	11,104	11,166	11,298	11,401	11,496	11,431	11,469	11,494	11,546	11,627	11,681	11,769	11,754	11,829	11,827	11,930	11,970	12,010	12,067	12,108	12,137	12,199	12,143	12,172	12,191	12,201	12,219	12,251
ALLSPRING Index: ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name																									ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index
Accumulated Value		10,000		10,036		10,055		10,046		10,124		10,162		10,215		10,224		10,297		10,350		10,370		10,417			10,441		10,489		10,502		10,490		10,492		10,507		10,475		10,468		10,518		10,543		10,551		10,621		10,676		10,716		10,686		10,703		10,632		10,862		10,962		11,033		11,094		11,074		11,225		11,274		11,368		11,389		11,429		11,490		11,556		11,571		11,426		10,657		11,021		11,313		11,437		11,771		11,846		11,763		11,821		12,071		12,185		12,200		12,224		12,289		12,371		12,402		12,467		12,478		12,525		12,516		12,535		12,468	12,580	12,387	12,326	12,241	12,064	12,178	11,794	12,168	12,049	11,872	12,074	12,213	12,193	12,421	12,383	12,467	12,557	12,514	12,627	12,755	12,792	12,762	12,744	13,060	13,273	13,314	13,357	13,459	13,447	13,558	13,651	13,812	13,931	14,055	14,048	14,160	14,161	14,304	14,371	14,361	14,405	14,569	14,718	14,751	14,872	14,948	15,017	15,109	15,184	15,244	15,281	15,213	15,362	15,447	15,480	15,498	15,620
ALLSPRING Index: ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name																									ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index
Accumulated Value		10,000		10,036		10,055		10,046		10,124		10,162		10,215		10,224		10,297		10,350		10,370		10,417			10,441		10,489		10,502		10,490		10,492		10,507		10,475		10,468		10,518		10,543		10,551		10,621		10,676		10,716		10,686		10,703		10,632		10,862		10,962		11,033		11,094		11,074		11,225		11,274		11,368		11,389		11,429		11,490		11,556		11,571		11,426		10,657		11,021		11,313		11,437		11,771		11,846		11,763		11,821		12,071		12,185		12,200		12,224		12,289		12,371		12,402		12,467		12,478		12,525		12,516		12,535		12,468	12,580	12,387	12,326	12,241	12,064	12,178	11,794	12,168	12,049	11,872	12,074	12,213	12,193	12,421	12,383	12,467	12,557	12,514	12,627	12,755	12,792	12,762	12,744	13,060	13,273	13,314	13,357	13,459	13,447	13,558	13,651	13,812	13,931	14,055	14,048	14,160	14,161	14,304	14,371	14,361	14,405	14,569	14,718	14,751	14,872	14,948	15,017	15,109	15,184	15,244	15,281	15,213	15,362	15,447	15,480	15,498	15,620
ALLSPRING Index: ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name																									ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index
Accumulated Value		10,000		10,036		10,055		10,046		10,124		10,162		10,215		10,224		10,297		10,350		10,370		10,417			10,441		10,489		10,502		10,490		10,492		10,507		10,475		10,468		10,518		10,543		10,551		10,621		10,676		10,716		10,686		10,703		10,632		10,862		10,962		11,033		11,094		11,074		11,225		11,274		11,368		11,389		11,429		11,490		11,556		11,571		11,426		10,657		11,021		11,313		11,437		11,771		11,846		11,763		11,821		12,071		12,185		12,200		12,224		12,289		12,371		12,402		12,467		12,478		12,525		12,516		12,535		12,468	12,580	12,387	12,326	12,241	12,064	12,178	11,794	12,168	12,049	11,872	12,074	12,213	12,193	12,421	12,383	12,467	12,557	12,514	12,627	12,755	12,792	12,762	12,744	13,060	13,273	13,314	13,357	13,459	13,447	13,558	13,651	13,812	13,931	14,055	14,048	14,160	14,161	14,304	14,371	14,361	14,405	14,569	14,718	14,751	14,872	14,948	15,017	15,109	15,184	15,244	15,281	15,213	15,362	15,447	15,480	15,498	15,620
ALLSPRING Index: Bloomberg Short-Term Government/Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg Short-Term Government/Corporate Bond Index
Accumulated Value		10,000		10,006		10,014		10,014		10,020		10,033		10,040		10,040		10,049		10,055		10,063		10,076			10,087		10,096		10,104		10,110		10,119		10,131		10,136		10,151		10,167		10,185		10,202		10,221		10,242		10,256		10,274		10,295		10,320		10,349		10,371		10,398		10,419		10,446		10,479		10,494		10,524		10,541		10,569		10,581		10,598		10,618		10,647		10,682		10,704		10,715		10,722		10,727		10,730		10,732		10,733		10,737		10,737		10,741		10,743		10,745		10,746		10,749		10,749		10,750		10,752		10,752		10,751		10,750	10,748	10,739	10,733	10,721	10,716	10,733	10,709	10,725	10,733	10,726	10,740	10,778	10,822	10,864	10,889	10,950	10,985	11,015	11,059	11,109	11,159	11,206	11,257	11,319	11,383	11,432	11,468	11,518	11,559	11,616	11,665	11,731	11,795	11,859	11,892	11,937	11,988	12,033	12,076	12,122	12,166	12,200	12,247	12,284	12,342	12,392	12,433	12,475	12,522	12,559	12,595	12,622	12,664	12,703	12,733	12,776	12,819
ALLSPRING Index: Bloomberg Short-Term Government/Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg Short-Term Government/Corporate Bond Index
Accumulated Value		10,000		10,006		10,014		10,014		10,020		10,033		10,040		10,040		10,049		10,055		10,063		10,076			10,087		10,096		10,104		10,110		10,119		10,131		10,136		10,151		10,167		10,185		10,202		10,221		10,242		10,256		10,274		10,295		10,320		10,349		10,371		10,398		10,419		10,446		10,479		10,494		10,524		10,541		10,569		10,581		10,598		10,618		10,647		10,682		10,704		10,715		10,722		10,727		10,730		10,732		10,733		10,737		10,737		10,741		10,743		10,745		10,746		10,749		10,749		10,750		10,752		10,752		10,751		10,750	10,748	10,739	10,733	10,721	10,716	10,733	10,709	10,725	10,733	10,726	10,740	10,778	10,822	10,864	10,889	10,950	10,985	11,015	11,059	11,109	11,159	11,206	11,257	11,319	11,383	11,432	11,468	11,518	11,559	11,616	11,665	11,731	11,795	11,859	11,892	11,937	11,988	12,033	12,076	12,122	12,166	12,200	12,247	12,284	12,342	12,392	12,433	12,475	12,522	12,559	12,595	12,622	12,664	12,703	12,733	12,776	12,819
ALLSPRING Index: Bloomberg Short-Term Government/Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg Short-Term Government/Corporate Bond Index
Accumulated Value		$ 10,000		$ 10,006		$ 10,014		$ 10,014		$ 10,020		$ 10,033		$ 10,040		$ 10,040		$ 10,049		$ 10,055		$ 10,063		$ 10,076			$ 10,087		$ 10,096		$ 10,104		$ 10,110		$ 10,119		$ 10,131		$ 10,136		$ 10,151		$ 10,167		$ 10,185		$ 10,202		$ 10,221		$ 10,242		$ 10,256		$ 10,274		$ 10,295		$ 10,320		$ 10,349		$ 10,371		$ 10,398		$ 10,419		$ 10,446		$ 10,479		$ 10,494		$ 10,524		$ 10,541		$ 10,569		$ 10,581		$ 10,598		$ 10,618		$ 10,647		$ 10,682		$ 10,704		$ 10,715		$ 10,722		$ 10,727		$ 10,730		$ 10,732		$ 10,733		$ 10,737		$ 10,737		$ 10,741		$ 10,743		$ 10,745		$ 10,746		$ 10,749		$ 10,749		$ 10,750		$ 10,752		$ 10,752		$ 10,751		$ 10,750	$ 10,748	$ 10,739	$ 10,733	$ 10,721	$ 10,716	$ 10,733	$ 10,709	$ 10,725	$ 10,733	$ 10,726	$ 10,740	$ 10,778	$ 10,822	$ 10,864	$ 10,889	$ 10,950	$ 10,985	$ 11,015	$ 11,059	$ 11,109	$ 11,159	$ 11,206	$ 11,257	$ 11,319	$ 11,383	$ 11,432	$ 11,468	$ 11,518	$ 11,559	$ 11,616	$ 11,665	$ 11,731	$ 11,795	$ 11,859	$ 11,892	$ 11,937	$ 11,988	$ 12,033	$ 12,076	$ 12,122	$ 12,166	$ 12,200	$ 12,247	$ 12,284	$ 12,342	$ 12,392	$ 12,433	$ 12,475	$ 12,522	$ 12,559	$ 12,595	$ 12,622	$ 12,664	$ 12,703	$ 12,733	$ 12,776	$ 12,819